TRANSACTIONS AND BALANCES WITH RELATED PARTIES - Schedule of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	$ 5,815	$ 3,708
Share-based compensation included in general and administrative expenses	6,756	973
Related Party [Member]
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	1,796	69
Share-based compensation included in general and administrative expenses	2,972	48
Financial expenses	$ (1,249)	$ 83